Product and Geographic Information (Schedule of Long-Lived Assets By Geographic Location) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 1,320	$ 1,343	$ 1,410
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,011	1,005	1,045
Other foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 309	$ 338	$ 365